Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loss per share

	2023	2022
	US$	US$
Calculation of basic earnings per share:
Net loss	(94,979,338)	(2,391,812)
Loss attributable to ordinary shareholders	(94,979,338)	(2,391,812)

Weighted average number of ordinary shares	6,466,527	6,378,267

Basic and diluted loss per share	(14.69)	(0.37)